Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-34862
Entity Registrant Name	Fang Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Tower A, No. 20
Entity Address, Address Line Two	Guogongzhuang Middle Street
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100070
Entity Address, Country	CN
Title of 12(g) Security	American depositary shares, each representing ten Class A ordinary share, par value HK$1.00 each share
No Trading Symbol Flag	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001294404
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	GGF CPA LTD
Auditor Firm ID	2729
Auditor Location	Guang Zhou, People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Address Line One	Tower A, No. 20
Entity Address, Address Line Two	Guogongzhuang Middle Street
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100070
Entity Address, Country	CN
Contact Personnel Name	Vincent Tianquan Mo
Country Region	+86
City Area Code	10
Local Phone Number	5631 8000
Contact Personnel Fax Number	+86-10-5631 8010
Common Class A
Document and Entity Information
Entity Common Stock, Shares Outstanding	66,020,679
Common Class B
Document and Entity Information
Entity Common Stock, Shares Outstanding	24,336,650